INTANGIBLE ASSETS, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization		$ (3,766,061)
Less: impairment		(14,398,724)
Intangible assets, net
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		1,241,199
License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		$ 16,923,586